Variable Interest Entities - Schedule of Financial Information of VIE's (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Variable Interest Entity [Line Items]
Revenues	$ 438	$ 659
Income before income taxes	(167)	(2)
Net cash provided by operating activities	(120)	(86)
Consolidated VIE's
Variable Interest Entity [Line Items]
Revenues	33	26
Income before income taxes	4	3
Net cash provided by operating activities	$ 0	$ 4